BROOKFIELD REAL ASSETS INCOME FUND INC.
Schedule of Investments (Unaudited)
September 30, 2019
	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.4%
U.S. Government Agency Collateralized Mortgage Obligations - 0.0%
Federal National Mortgage Association
Series 1997-79, Class PL, 6.85%, 12/18/27	$80	$89,490
U.S. Government Agency Pass-Through Certificates - 0.4%
Federal Home Loan Mortgage Corporation
Pool C69047, 7.00%, 06/01/32	161	181,013
Pool C56878, 8.00%, 08/01/31	41	41,893
Pool C58516, 8.00%, 09/01/31	33	33,768
Pool C59641, 8.00%, 10/01/31	63	65,019
Pool C55166, 8.50%, 07/01/31	86	89,366
Pool C55167, 8.50%, 07/01/31	51	52,576
Pool C55169, 8.50%, 07/01/31	52	52,916
Pool G01466, 9.50%, 12/01/22	6	6,448
Pool 555559, 10.00%, 03/01/21	–	233
Pool 555538, 10.00%, 03/01/21	–	23
Federal National Mortgage Association
Pool 761836, 6.00%, 06/01/33	190	209,607
Pool 948362, 6.50%, 08/01/37	46	51,067
Pool 645912, 7.00%, 06/01/32	175	195,772
Pool 645913, 7.00%, 06/01/32	240	270,321
Pool 650131, 7.00%, 07/01/32	243	274,750
Pool 827853, 7.50%, 10/01/29	21	21,455
Pool 545990, 7.50%, 04/01/31	248	275,945
Pool 255053, 7.50%, 12/01/33	71	79,501
Pool 735576, 7.50%, 11/01/34	260	304,713
Pool 896391, 7.50%, 06/01/36	82	84,911
Pool 735800, 8.00%, 01/01/35	221	262,557
Pool 636449, 8.50%, 04/01/32	214	239,563
Pool 458132, 8.76%, 03/15/31	75	80,154
Pool 852865, 9.00%, 07/01/20	17	17,389
Pool 545436, 9.00%, 10/01/31	155	183,566
Total U.S. Government Agency Pass-Through Certificates		3,074,526
Total U.S. Government & Agency Obligations
(Cost $2,903,145)		3,164,016
SECURITIZED CREDIT - 45.8%
Commercial Mortgage-Backed Securities - 4.6%
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class B, 3.83%, 10/15/34 (e)	5,950	6,196,997
Class B Notes
Moreland Avenue, 9.23%, 11/01/20 (f),(l),(p)	222	223,504
Browns Bridge, 9.50%, 11/01/20 (f),(l),(p)	118	118,766
Fayetteville, 9.50%, 11/01/20 (f),(l),(p)	28	29,002
Lee & White, 9.50%, 11/01/20 (f),(l),(p)	91	92,879
Marshalls, 9.50%, 11/01/20 (f),(l),(p)	380	383,880
North River, 9.50%, 11/01/20 (f),(l),(p)	186	190,116
Town and Country, 9.50%, 11/01/20 (f),(l),(p)	491	495,449
St. Louis Holiday Inn, 10.08%, 07/01/20 (f),(l),(p)	1,959	1,948,665
Credit Suisse Commercial Mortgage Trust
Series 2006-C1, Class K, 5.94%, 02/15/39 (e),(v)	106	1

Confidential	11/14/2019 755 AM

Hilton USA Trust
Series 2016-HHV, Class E, 4.33%, 11/05/38 (e),(v)	20,000	20,952,182
Morgan Stanley Capital I Trust
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (v)	5,972	6,039,951
Series 2007-T27, Class AJ, 6.14%, 06/11/42 (v)	2,635	2,799,097
Total Commercial Mortgage-Backed Securities		39,470,489
Interest-Only Securities - 0.5%
Government National Mortgage Association
Series 2010-132, Class IO, 0.41%, 11/16/52 (v)	1,007	41,620
JP Morgan Mortgage Trust
Series 2015-4, Class 2X1, 0.28%, 06/25/45 (e),(v)	83,123	1,032,634
Series 2014-5, Class AX4, 0.48%, 10/25/29 (e),(v)	8,761	82,669
Vendee Mortgage Trust
Series 1997-2, Class IO, 0.00%, 06/15/27 (v)	5,092	5
Voyager CNTYW Delaware Trust
Series 2009-1, Class 3QB1, 55.40%, 03/16/30 (e),(v)	3,920	3,633,329
Total Interest-Only Securities		4,790,257
Other - 4.5%
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4, 7.36%, 08/01/32 (v)	8	7,733
GMACM Home Equity Loan Trust
Series 2005-HE3, Class A2, 2.65% (1 Month LIBOR USD + 0.50%), 02/25/36 (s),(v)	1,753	1,736,919
Series 2005-HE3, Class A1VN, 2.65% (1 Month LIBOR USD + 0.50%), 02/25/36 (s),(v)	1,570	1,533,282
Series 2007-HE2, Class A2, 6.05%, 12/25/37 (v)	1,154	1,157,859
Series 2007-HE2, Class A3, 6.19%, 12/25/37 (v)	2,222	2,238,618
GMACM Home Loan Trust
Series 2006-HLTV, Class A5, 6.51%, 10/25/29 (s)	1,147	1,158,858
Irwin Home Equity Loan Trust
Series 2006-1, Class 2A3, 6.27%, 09/25/35 (e),(s)	1,728	1,793,924
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40 (v)	9,071	9,604,431
Mid-State Capital Corporation Trust
Series 2004-1, Class M1, 6.50%, 08/15/37	2,307	2,482,232
Series 2004-1, Class M2, 8.11%, 08/15/37	1,901	2,128,036
Series 2004-1, Class B, 8.90%, 08/15/37	576	648,808
Mid-State Trust X
Series 10, Class B, 7.54%, 02/15/36	3,283	3,603,862
Oakwood Mortgage Investors, Inc.
Series 2001-E, Class A4, 6.81%, 12/15/31	5,008	5,206,112
Series 2001-D, Class A4, 6.93%, 09/15/31 (v)	728	601,978
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, 4.53%, 01/05/43 (e),(v)	4,750	4,551,834
Total Other		38,454,486

Confidential	11/14/2019 7:55 AM

Residential Mortgage-Backed Securities - 36.2%
ACE Securities Corporation Home Equity Loan Trust
Series 2006-OP1, Class A2D, 2.26% (1 Month LIBOR USD + 0.24%), 04/25/36 (s),(v)	6,740	6,439,515
Alternative Loan Trust
Series 2007-OA3, Class 1A1, 2.16% (1 Month LIBOR USD + 0.14%), 04/25/47 (s),(v)	11,127	10,603,447
Series 2007-HY6, Class A1, 2.23% (1 Month LIBOR USD + 0.21%), 08/25/47 (s),(v)	3,752	3,330,775
Series 2007-2CB, Class 2A11, 2.42% (1 Month LIBOR USD + 0.40%), 03/25/37 (v)	3,818	2,333,427
Series 2005-10CB, Class 1A1, 2.52% (1 Month LIBOR USD + 0.50%), 05/25/35 (v)	2,381	2,027,578
Series 2007-16CB, Class 4A5, 2.52% (1 Month LIBOR USD + 0.50%), 08/25/37 (v)	7,127	5,658,572
Series 2005-51, Class 4A1, 2.68% (1 Month LIBOR USD + 0.64%), 11/20/35 (s),(v)	2,441	2,328,351
Series 2006-19CB, Class A9, 2.72% (1 Month LIBOR USD + 0.70%), 08/25/36 (v)	2,953	1,974,312
Series 2007-12T1, Class A22, 5.75%, 06/25/37	2,382	1,705,509
Series 2007-15CB, Class A2, 5.75%, 07/25/37	1,381	1,232,615
Series 2007-15CB, Class A5, 5.75%, 07/25/37	1,271	1,134,599
Series 2006-29T1, Class 2A5, 6.00%, 10/25/36	1,869	1,553,771
Series 2006-41CB, 6.00%, 01/25/37	1,555	1,286,404
Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	2,954	2,425,504
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36	2,933	2,526,238
Series 2006-23CB, Class 2A7, 20.33% (1 Month LIBOR USD + 28.40%), 08/25/36 (i),(v)	1,502	2,289,749
Series 2006-29T1, Class 3A3, 57.98% (1 Month LIBOR USD + 78.40%), 10/25/36 (i),(v)	693	2,396,882
BCAP LLC Trust
Series 2010-RR6, Class 1910, 2.83% (1 Month LIBOR USD + 0.33%), 11/26/35 (e),(s),(v)	6,276	6,024,403
Series 2010-RR5, Class 5A10, 2.83% (1 Month LIBOR USD + 0.33%), 11/26/35 (e),(v)	4,977	4,888,536
Series 2012-RR4, Class 5A6, 4.05%, 05/26/36 (e),(v)	7,865	7,666,809
Series 2013-RR2, Class 3A2, 5.15%, 03/26/36 (e),(v)	3,079	3,049,418
Chase Mortgage Finance Trust
Series 2005-A2, Class 3A2, 4.00%, 01/25/36 (v)	1,754	1,619,152
Series 2007-A1, Class 11M1, 4.22%, 03/25/37 (v)	4,239	4,257,994
CHL Mortgage Pass-Through Trust
Series 2006-20, Class 1A18, 2.67% (1 Month LIBOR USD + 0.65%), 02/25/37 (v)	6,011	3,354,695
Series 2007-5, Class A29, 5.50%, 05/25/37	289	241,889
Series 2004-21, Class A10, 6.00%, 11/25/34	115	122,031
Series 2007-18, Class 1A1, 6.00%, 11/25/37	390	333,529
Citicorp Mortgage Securities Trust
Series 2006-5, Class 1A11, 2.92% (1 Month LIBOR USD + 0.90%), 10/25/36 (v)	827	741,485
Citigroup Mortgage Loan Trust
Series 2012-6, Class 2A2, 4.24%, 08/25/36 (e),(v)	12,444	12,392,943
Series 2009-11, Class 8A2, 4.38%, 04/25/45 (e),(v)	3,244	3,166,484
Series 2007-AR5, Class 1A2A, 4.54%, 04/25/37 (v)	1,433	1,365,119
Series 2009-6, Class 19A2, 6.00%, 03/25/36 (e),(v)	3,272	3,034,806
Series 2009-8, 6.10%, 04/25/37 (e),(v)	5,921	5,033,163
Countrywide Asset-Backed Certificates
Series 2006-13, Class 1AF4, 4.29%, 01/25/37 (v)	3,623	3,692,300

Confidential	11/14/2019 7:55 AM

Credit Suisse Mortgage Trust
Series 2011-10R, Class 3A2, 4.81%, 09/27/36 (e),(v)	3,071	3,111,725
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6, 2.67% (1 Month LIBOR USD + 0.65%), 11/25/35 (v)	2,055	1,314,780
Series 2005-FA9, Class A1, 2.72% (1 Month LIBOR USD + 0.70%), 12/25/35 (v)	1,850	1,243,071
GSAMP Trust
Series 2006-NC2, Class A2C, 2.17% (1 Month LIBOR USD + 0.15%), 06/25/36 (s),(v)	648	433,797
Series 2006-HE8, Class A2C, 2.19% (1 Month LIBOR USD + 0.17%), 01/25/37 (s),(v)	9,448	9,162,386
GSR Mortgage Loan Trust
Series 2007-1F, Class 4A1, 2.32% (1 Month LIBOR USD + 0.30%), 01/25/37 (v)	8,952	4,049,479
Home Equity Asset Trust
Series 2006-7, Class 2A3, 2.17% (1 Month LIBOR USD + 0.15%), 01/25/37 (s),(v)	7,675	6,946,615
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 1A1, 4.17%, 03/25/37 (v)	1,352	1,295,927
Series 2007-AR3, Class 1A1, 4.61%, 07/25/37 (v)	2,667	2,466,416
IXIS Real Estate Capital Trust
Series 2007-HE1, Class A1, 2.08% (1 Month LIBOR USD + 0.06%), 05/25/37 (s),(v)	2,835	955,665
Series 2006-HE3, Class A2, 2.12% (1 Month LIBOR USD + 0.10%), 01/25/37 (s),(v)	796	370,061
Series 2007-HE1, Class A2, 2.13% (1 Month LIBOR USD + 0.11%), 05/25/37 (s),(v)	4,513	1,535,284
Series 2006-HE2, Class A3, 2.18% (1 Month LIBOR USD + 0.16%), 08/25/36 (s),(v)	14,844	6,016,565
Series 2007-HE1, Class A3, 2.18% (1 Month LIBOR USD + 0.16%), 05/25/37 (s),(v)	1,391	477,576
Series 2007-HE1, Class A4, 2.25% (1 Month LIBOR USD + 0.23%), 05/25/37 (s),(v)	2,638	916,764
Series 2006-HE1, Class A4, 2.62% (1 Month LIBOR USD + 0.60%), 03/25/36 (s),(v)	523	328,911
JP Morgan Mortgage Trust
Series 2003-A1, Class B4, 4.04%, 10/25/33 (v)	104	87,206
Series 2003-A2, Class B4, 4.47%, 11/25/33 (v)	73	1,329
MASTR Asset Backed Securities Trust
Series 2006-NC3, Class A3, 2.12% (1 Month LIBOR USD + 0.10%), 10/25/36 (s),(v)	3,563	2,318,078
Series 2006-NC2, Class A4, 2.17% (1 Month LIBOR USD + 0.15%), 08/25/36 (s),(v)	9,546	4,959,567
Series 2006-NC3, Class A4, 2.18% (1 Month LIBOR USD + 0.16%), 10/25/36 (s),(v)	6,011	3,958,588
Series 2006-HE5, Class A3, 2.18% (1 Month LIBOR USD + 0.16%), 11/25/36 (s),(v)	14,298	9,956,073
Series 2006-NC2, Class A5, 2.26% (1 Month LIBOR USD + 0.24%), 08/25/36 (s),(v)	472	250,659
Series 2005-NC2, Class A4, 2.72% (1 Month LIBOR USD + 0.70%), 11/25/35 (s),(v)	9,686	7,205,672

Confidential	11/14/2019 7:55 AM

Nomura Resecuritization Trust
Series 2013-1R, Class 3A12, 2.31% (1 Month LIBOR USD + 0.16%), 10/26/36 (e),(s),(v)	14,199	14,116,392
Series 2015-11R, Class 4A5, 2.42%, 06/26/37 (e),(v)	2,932	2,616,100
Series 2014-1R, Class 2A11, 3.22% (1 Month LIBOR USD + 0.13%), 02/26/37 (e),(v)	31,986	25,154,092
Series 2014-6R, Class 5A7, 3.96%, 04/26/37 (e),(v)	8,986	7,844,681
Series 2015-1R, Class 3A7, 4.12%, 03/26/37 (e),(v)	5,590	4,668,762
Series 2014-2R, Class 1A7, 4.40%, 01/26/36 (e),(v)	3,057	3,138,044
Series 2015-4R, Class 3A8, 4.55%, 02/26/36 (e),(v)	19,700	19,870,031
Series 2015-1R, Class 4A7, 4.62%, 12/26/37 (e),(v)	2,362	2,256,417
Series 2015-6R, Class 2A4, 6.12%, 01/26/37 (e),(v)	14,899	12,300,347
Option One Mortgage Loan Trust
Series 2007-FXD1, Class 3A6, 5.66%, 01/25/37 (s)	535	530,153
RALI Trust
Series 2007-QO3, Class A1, 2.18% (1 Month LIBOR USD + 0.16%), 03/25/47 (s),(v)	2,297	2,230,440
Series 2006-QO7, Class 2A1, 3.30% (12 Month US Treasury Average + 0.85%), 09/25/46 (v)	9,659	8,931,003
Series 2006-QS14, Class A30, 55.01% (1 Month LIBOR USD + 81.25%), 11/25/36 (i),(v)	96	288,814
Residential Asset Securitization Trust
Series 2005-A13, Class 1A1, 2.72% (1 Month LIBOR USD + 0.70%), 10/25/35 (v)	4,451	3,739,921
RFMSI Trust
Series 2007-S3, Class 1A5, 5.50%, 03/25/37	2,251	2,056,111
Securitized Asset Backed Receivables LLC Trust
Series 2006-NC3, Class A2B, 2.17% (1 Month LIBOR USD + 0.15%), 09/25/36 (s),(v)	6,671	3,248,659
Series 2007-NC1, Class A2B, 2.17% (1 Month LIBOR USD + 0.15%), 12/25/36 (s),(v)	4,610	2,647,811
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class A1A, 3.15% (12 Month US Treasury Average + 0.70%), 02/25/47 (v)	2,949	2,854,693
Series 2007-HY5, Class 1A1, 3.68%, 05/25/37 (v)	3,176	3,045,546
Series 2007-HY5, Class 3A1, 3.96%, 05/25/37 (v)	1,686	1,649,011
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR5, Class 1A1, 5.19%, 04/25/36 (v)	3,988	4,086,516
Series 2005-2, Class 1B1, 5.50%, 04/25/35	2,853	2,589,520
Total Residential Mortgage-Backed Securities		311,457,262
Total Securitized Credit
(Cost $403,604,028)		394,172,494

Confidential	11/14/2019 7:55 AM

CORPORATE CREDIT - 48.9%
Automotive - 0.0%
Motors Liquidation Co., 0.00%, 07/15/33 (f),(l),(n)	8,250	825
Basic Industrial - 2.5%
Cascades, Inc., 5.75%, 07/15/23 (c),(e),(u)	4,450	4,505,625
INEOS Group Holdings SA, 5.63%, 08/01/24 (e),(r),(u)	9,850	10,111,025
Olin Corp., 5.00%, 02/01/30 (r)	7,000	7,008,750
Total Basic Industrial		21,625,400
Construction & Building Materials - 5.3%
Boise Cascade Co., 5.63%, 09/01/24 (c),(e)	4,350	4,496,812
Lennar Corp., 4.75%, 11/29/27 (r)	6,675	7,158,938
M/I Homes, Inc., 5.63%, 08/01/25	4,700	4,841,000
Meritage Homes Corp., 5.13%, 06/06/27	6,500	6,857,500
PulteGroup, Inc., 5.00%, 01/15/27 (c)	6,650	7,182,000
Taylor Morrison Communities, Inc., 5.63%, 03/01/24 (e),(r)	2,833	3,031,094
Taylor Morrison Communities, Inc., 5.88%, 06/15/27 (e),(r)	4,300	4,719,250
Toll Brothers Finance Corp., 4.35%, 02/15/28 (r)	6,800	7,021,000
Total Construction & Building Materials		45,307,594
Diversified - 0.5%
Five Point Operating Company LP, 7.88%, 11/15/25 (e)	4,000	4,060,000
Energy - 1.1%
EP Energy LLC, 6.38%, 06/15/23	2,385	5,962
Indigo Natural Resources LLC, 6.88%, 02/15/26 (e)	2,675	2,410,844
Parsley Energy LLC, 5.63%, 10/15/27 (e)	6,475	6,685,438
Total Energy		9,102,244
Financial Services - 1.0%
Ambac LSNI LLC, 7.10% (3 Month LIBOR USD + 5.00%), 02/12/23 (e),(u),(v)	8,599	8,684,821
Health Facilities - 2.6%
HCA, Inc., 5.25%, 06/15/26 (c)	15,700	17,482,218
Tenet Healthcare Corp., 4.88%, 01/01/26 (e)	4,500	4,618,125
Total Health Facilities		22,100,343
Infrastructure Services - 2.5%
Ashtead Capital, Inc., 5.63%, 10/01/24 (e),(u)	2,150	2,214,500
Terex Corp., 5.63%, 02/01/25 (c),(e)	7,900	8,107,375
United Rentals North America, Inc., 5.50%, 05/15/27	10,825	11,474,500
Total Infrastructure Services		21,796,375
Leisure - 5.3%
Boyd Gaming Corp., 6.38%, 04/01/26 (c)	9,775	10,361,500
Cedar Fair LP, 5.25%, 07/15/29 (e)	765	818,550
Cedar Fair LP, 5.38%, 04/15/27 (r)	4,400	4,709,320
ESH Hospitality, Inc., 5.25%, 05/01/25 (e)	6,500	6,721,000
GLP Capital LP, 5.38%, 04/15/26 (c)	10,650	11,713,509
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24	10,625	11,647,656
Total Leisure		45,971,535
Media - 3.8%
CCO Holdings LLC, 5.00%, 02/01/28 (e),(r)	10,150	10,492,562
CSC Holdings LLC, 5.25%, 06/01/24	8,800	9,460,000
CSC Holdings LLC, 10.88%, 10/15/25 (c),(e)	5,128	5,807,204
Lamar Media Corp., 5.75%, 02/01/26	6,375	6,739,969
Total Media		32,499,735

Confidential	11/14/2019 7:55 AM

Metals & Mining - 4.2%
Alcoa Nederland Holding BV, 7.00%, 09/30/26 (c),(e)	8,025	8,707,366
ArcelorMittal, 6.13%, 06/01/25 (r),(u)	5,650	6,357,822
ArcelorMittal, 6.75%, 03/01/41 (r),(u)	3,475	4,101,243
Hudbay Minerals, Inc., 7.63%, 01/15/25 (e),(u)	8,325	8,439,469
Kinross Gold Corp., 4.50%, 07/15/27 (r),(u)	8,450	8,861,768
Total Metals & Mining		36,467,668
Oil Gas Transportation & Distribution - 6.1%
Antero Midstream Partners LP, 5.38%, 09/15/24 (c)	5,825	5,240,752
Crestwood Midstream Partners LP, 6.25%, 04/01/23	6,175	6,337,094
Genesis Energy LP, 6.50%, 10/01/25	8,100	7,897,500
Global Partners LP, 7.00%, 08/01/27 (e)	4,475	4,609,250
Holly Energy Partners LP, 6.00%, 08/01/24 (e)	6,900	7,201,875
NuStar Logistics LP, 5.63%, 04/28/27	2,225	2,350,156
Parkland Fuel Corp., 6.00%, 04/01/26 (c),(e),(u)	6,300	6,654,375
Targa Pipeline Partners LP, 5.88%, 08/01/23 (c)	5,725	5,689,219
Targa Resources Partners LP, 5.25%, 05/01/23 (c)	5,000	5,043,750
Targa Resources Partners LP, 5.38%, 02/01/27	1,575	1,628,156
Total Oil Gas Transportation & Distribution		52,652,127
Real Estate - 4.0%
American Homes 4 Rent LP, 4.25%, 02/15/28 (r)	6,800	7,322,088
Digital Realty Trust LP, 3.70%, 08/15/27 (r)	6,810	7,145,573
iStar, Inc., 4.75%, 10/01/24	1,000	1,017,580
iStar, Inc., 5.25%, 09/15/22	6,750	6,893,438
Service Properties Trust, 4.95%, 02/15/27 (r)	4,927	4,992,157
Starwood Property Trust, Inc., 4.75%, 03/15/25	6,700	6,929,810
Total Real Estate		34,300,646
Telecommunication Services - 5.3%
American Tower Corp., 3.60%, 01/15/28 (r)	7,850	8,263,839
Crown Castle International Corp., 3.80%, 02/15/28 (r)	11,275	11,991,179
CyrusOne LP, 5.38%, 03/15/27 (c)	4,250	4,531,562
Equinix, Inc., 5.38%, 05/15/27 (r)	8,900	9,595,313
SBA Communications Corp., 4.88%, 07/15/22	2,875	2,913,381
SBA Communications Corp., 4.88%, 09/01/24 (c)	7,025	7,270,875
T-Mobile USA, Inc., 6.50%, 01/15/26 (r)	1,025	1,102,070
Total Telecommunication Services		45,668,219
Transportation - 0.6%
Watco Companies LLC, 6.38%, 04/01/23 (c),(e)	5,050	5,125,750
Utility - 4.1%
AES Corp., 4.88%, 05/15/23 (c)	3,654	3,717,945
AES Corp., 6.00%, 05/15/26	1,250	1,326,562
Calpine Corp., 5.75%, 01/15/25 (c)	5,250	5,341,875
Emera US Finance LP, 3.55%, 06/15/26 (c),(u)	4,600	4,819,650
Emera, Inc., 6.75% (3 Month LIBOR USD + 5.44%), 06/15/76 (u),(v)	5,000	5,487,500
NRG Energy, Inc., 6.63%, 01/15/27 (c)	6,425	6,960,524
Pattern Energy Group, Inc., 5.88%, 02/01/24 (c),(e)	7,550	7,729,313
Total Utility		35,383,369
Total Corporate Credit
(Cost $406,137,286)		420,746,651

Confidential	11/14/2019 7:55 AM

Term Loans - 1.0%
Crestwood Holdings LLC, 9.60% (3 Month LIBOR USD + 0.75%), 03/05/23 (p),(v)	4,673	4,442,336
EPIC Y-Grade Services LP, 7.64% (3 Month LIBOR USD + 0.55%), 06/13/24 (p),(v)	4,400	4,253,348
Total Term Loans
(Cost $8,931,819)		8,695,684
	Shares	Value
COMMON STOCKS - 29.5%
Airports - 0.3%
Auckland International Airport Ltd. (u)	243,500	1,396,220
Flughafen Zurich AG (u)	5,400	999,540
Total Airports		2,395,760
Communications - 1.8%
American Tower Corp. (c)	41,650	9,210,064
China Tower Corporation Ltd. (e),(u)	5,805,490	1,317,548
Crown Castle International Corp. (c)	28,000	3,892,280
SES SA (u)	67,500	1,230,357
Total Communications		15,650,249
Datacenters - 0.2%
CyrusOne, Inc.	4,506	356,425
Digital Realty Trust, Inc. (c)	11,400	1,479,834
QTS Realty Trust, Inc.	5,493	282,395
Total Datacenters		2,118,654
Diversified - 1.1%
City Developments Ltd. (u)	236,258	1,680,644
CK Asset Holdings Ltd. (u)	230,032	1,558,488
Dexus (u)	175,250	1,411,594
Merlin Properties Socimi SA (u)	43,552	608,046
Sun Hung Kai Properties Ltd. (u)	117,571	1,689,583
The GPT Group (u)	362,300	1,506,592
Wharf Real Estate Investment Company Ltd. (u)	167,606	915,383
Total Diversified		9,370,330
Electricity Transmission & Distribution - 1.5%
CPFL Energia SA (u)	114,780	906,096
Hydro One Ltd. (e),(u)	49,561	916,141
National Grid PLC (e),(u)	516,591	5,593,261
Red Electrica Corporation SA (u)	75,300	1,525,262
Sempra Energy (c)	25,749	3,800,810
Total Electricity Transmission & Distribution		12,741,570
Gas Utilities - 0.6%
China Gas Holdings Ltd. (u)	426,530	1,647,686
NiSource, Inc. (c)	67,259	2,012,389
Tokyo Gas Company Ltd. (u)	59,400	1,502,400
Total Gas Utilities		5,162,475
Healthcare - 1.2%
HCP, Inc. (c)	54,000	1,924,020
Omega Healthcare Investors, Inc.	40,959	1,711,677
Physicians Realty Trust (c)	103,035	1,828,871
Ventas, Inc. (c)	33,990	2,482,290
Welltower, Inc. (c)	22,300	2,021,495
Total Healthcare		9,968,353

Confidential	11/14/2019 7:55 AM

Hotel - 0.2%
Park Hotels & Resorts, Inc. (c)	39,500	986,315
Ryman Hospitality Properties, Inc.	9,774	799,611
Total Hotel		1,785,926
Industrial - 1.2%
Americold Realty Trust (c)	43,484	1,611,952
GLP J-REIT (u)	1,271	1,685,654
Granite Real Estate Investment Trust (u)	41,702	2,019,235
LaSalle Logiport REIT (u)	570	816,499
Prologis, Inc. (c)	20,400	1,738,488
Segro PLC (u)	72,827	726,041
Tritax Big Box REIT PLC (u)	667,390	1,227,464
Tritax EuroBox PLC (e),(u)	619,319	721,892
Total Industrial		10,547,225
Midstream - 4.1%
Cheniere Energy, Inc. (c),(n)	156,385	9,861,638
ONEOK, Inc. (c)	95,474	7,035,479
Targa Resources Corp. (c)	186,637	7,497,209
The Williams Companies, Inc. (c)	441,053	10,611,735
Total Midstream		35,006,061
Net Lease - 0.6%
MGM Growth Properties LLC (c)	40,525	1,217,776
Spirit Realty Capital, Inc.	8,400	402,024
VEREIT, Inc.	163,959	1,603,519
VICI Properties, Inc.	72,937	1,652,023
Total Net Lease		4,875,342
Office - 2.6%
Alexandria Real Estate Equities, Inc.	6,700	1,032,068
Allied Properties Real Estate Investment Trust (u)	30,888	1,248,949
alstria office REIT-AG (u)	70,484	1,208,840
CapitaLand Commercial Trust (u)	1,060,598	1,589,174
Cousins Properties, Inc. (c)	20,425	767,776
Derwent London PLC (u)	31,613	1,310,831
Douglas Emmett, Inc.	21,989	941,789
Gecina SA (u)	5,161	810,913
Great Portland Estates PLC (u)	93,803	865,398
Highwoods Properties, Inc. (c)	36,600	1,644,804
Hongkong Land Holdings Ltd. (u)	183,100	1,029,428
Hudson Pacific Properties, Inc. (c)	8,443	282,503
Kenedix Office Investment Corp. (u)	55	434,597
Keppel REIT (u)	673,312	613,789
Kilroy Realty Corp. (c)	34,007	2,648,805
Mitsubishi Estate Company Ltd. (u)	115,420	2,231,822
Mitsui Fudosan Company Ltd. (u)	93,137	2,317,912
Sekisui House Reit, Inc. (u)	703	630,650
SOHO China Ltd. (u)	1,587,218	453,770
Total Office		22,063,818

Confidential	11/14/2019 7:55 AM

Pipelines (MLP) - 4.7%
Energy Transfer LP (c)	463,226	6,058,996
Enterprise Products Partners LP (c)	247,791	7,081,867
Magellan Midstream Partners LP (c)	102,524	6,794,265
MPLX LP (c)	240,896	6,747,497
Phillips 66 Partners LP (c)	123,488	6,991,891
Plains All American Pipeline LP (c)	318,127	6,601,135
Thunderbird Resources Equity, Inc. (f),(l),(n)	11	11
Total Pipelines (MLP)		40,275,662
Pipelines - 3.7%
Enbridge, Inc. (c),(u)	118,609	4,162,976
Inter Pipeline Ltd. (u)	93,400	1,639,091
Kinder Morgan, Inc. (c)	579,651	11,946,607
Pembina Pipeline Corp. (c),(u)	190,535	7,063,132
Pembina Pipeline Corp. (u)	78,600	2,913,572
TC Energy Corp. (c),(u)	84,000	4,349,474
Total Pipelines		32,074,852
Rail - 0.1%
Rumo SA (n),(u)	162,800	962,314
Renewables/Electric Generation - 1.6%
Ameren Corp.	29,200	2,337,460
American Electric Power Company, Inc. (c)	29,500	2,763,855
CLP Holdings Ltd. (u)	67,191	706,237
CMS Energy Corp.	3,908	249,917
Enel SpA (u)	166,300	1,242,148
Engie SA (u)	75,800	1,237,225
Entergy Corp. (c)	21,400	2,511,504
FirstEnergy Corp. (c)	49,300	2,377,739
Vistra Energy Corp.	25,848	690,917
Total Renewables/Electric Generation		14,117,002
Residential - 1.4%
Advance Residence Investment Corp. (u)	248	814,487
AvalonBay Communities, Inc. (c)	12,500	2,691,625
Equity Residential	19,513	1,683,191
Essex Property Trust, Inc. (c)	4,931	1,610,711
Kenedix Residential Next Investment Corp. (u)	478	942,843
Mid-America Apartment Communities, Inc. (c)	16,674	2,167,787
Nippon Accommodations Fund, Inc. (u)	92	573,065
Vonovia SE (u)	33,062	1,677,413
Total Residential		12,161,122
Retail - 0.4%
Hammerson PLC (u)	243,215	847,625
Regency Centers Corp. (c)	23,400	1,626,066
Simon Property Group, Inc. (c)	6,900	1,073,985
Total Retail		3,547,676
Self Storage - 0.4%
CubeSmart (c)	23,800	830,620
Public Storage (c)	10,100	2,477,227
Total Self Storage		3,307,847
Toll Roads - 1.5%
Atlantia SpA (c),(u)	66,600	1,609,581
Ferrovial SA (c),(u)	83,363	2,408,635
Promotora y Operadora de Infraestructura SAB de CV (u)	111,895	1,000,614
Transurban Group (u)	238,823	2,370,909
Vinci SA (c),(u)	47,900	5,159,762
Total Toll Roads		12,549,501
Water - 0.3%
Aqua America, Inc. (c)	60,782	2,724,857
Total COMMON STOCKS
(Cost $223,289,815)		253,406,596
SHORT-TERM INVESTMENT - 1.0%
First American Treasury Obligations Fund, Class X, 1.89% (y)	8,199,630	8,199,630
Total SHORT-TERM INVESTMENT
(Cost $8,199,630)		8,199,630
Total Investments - 126.6%
(Cost $1,053,065,723)		1,088,385,071
Liabilities in Excess of Other Assets - (26.6)%		(228,905,665)
TOTAL NET ASSETS - 100.0%		$859,479,406

LIBOR - London Interbank Offered Rate
USD - United States Dollar
LLC - Limited Liability Company
LP - Limited Partnership
MLP - Master Limited Partnership
(c) - All or a portion of this security is pledged as collateral for credit facility. As of September 30, 2019, the total value of the collateral was $251,512,055.
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the total value of all such securities was $317,483,927 or 36.9% of net assets.

(f) - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of September 30, 2019, the total value of all such securities was $3,483,097 or 0.4% of net assets.

(i) - Security is an inverse floating rate bond. Reference interest rates are typically based on a negative multiplier or slope.
(l) - Level 3 security - Value determined using significant unobservable inputs.
(n) - Non-income producing security.
(p) - Restricted security. Purchased in a private placement transaction; resale to the public may require registration. As of September 30, 2019, the total value of all such securities was $12,177,945 or 1.4% of net assets.

(r) - Portion or entire principal amount delivered as collateral for reverse repurchase agreements. As of September 30, 2019, the total value of the collateral was $74,697,062.
(s) - Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of September 30, 2019.
(v) - Variable rate security –Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor. Interest rate shown is the rate in effect as of September 30, 2019.

(u) - Foreign security or a U.S. security of a foreign company.
(y) - The rate quoted is the annualized seven-day yield as of September 30, 2019.

Schedule of Futures Contracts - September 30, 2019 (Unaudited)

Description	Number of Contracts Purchased (Sold)	Expiration	Notional Amount	Value/Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	(570)	December 2019	$(67,914,610)	$429,633

Confidential	11/14/2019 7:55 AM

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services may also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Adviser’s Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Adviser’s Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

Confidential	10/25/2019 10:54 AM

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 −	quoted prices in active markets for identical assets or liabilities
Level 2 −
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 −	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser’s Valuation Committee uses in determining fair value. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Confidential	10/25/2019 10:54 AM

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2019:

Asset Type	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$3,164,016	$-	$3,164,016
Securitized Credit	-	390,690,233	3,482,261	394,172,494
Corporate Credit	-	420,745,826	825	420,746,651
Term Loans	-	8,695,684	-	8,695,684
Common Stocks	192,245,031	61,161,554	11	253,406,596
Money Market Fund	8,199,630	-	-	8,199,630
Total Investments	$200,444,661	$884,457,313	$3,483,097	$1,088,385,071

Other Financial Instruments
Level 1 -- Quoted prices in an active market:
Futures Contracts *	$429,633
Level 2 -- Other significant observable inputs	-
Level 3 -- Significant unobservable inputs	-
$429,633

*Future contracts are derivative instruments not reflected on the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument.

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of September 30, 2019.

			Quantitative Information about Level 3 Fair Value Measurements
Asset Type	Value as of September 30, 2019	Valuation Approach	Valuation Technique	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input (1)
Securitized Credit
Class B Notes	$ 3,482,261	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.1%-10.9% (9.7%)	Decrease
Corporate Credit
Motors Liquidation Co.	825	Asset-Based Approach	Analysis of Residual Value	Anticipated Residual Value	$0.01	Increase

Confidential	10/25/2019 10:54 AM

Quantitative Information about Level 3 Fair Value Measurements
Asset Type	Value as of September 30, 2019	Valuation Approach	Valuation Technique	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input (1)
Common Stocks
Thunderbird Resources Equity, Inc.	11	Asset-Based Approach	Analysis of Enterprise Value	Enterprise Value	$1	Increase

Total	$ 3,483,097

 (1) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.  A decrease to the unobservable input would have the opposite effect.  Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Securitized Credit	Corporate Credit	Common Stocks	Total
Balance as of December 31, 2018	$50,465,563	$825	$394,786	$50,861,174
Accrued discounts (premiums)	1,443,448	-	-	1,443,448
Realized gain (loss)	88,464	-	-	88,464
Change in unrealized appreciation (depreciation)	5,531,364	-	(394,775)	5,136,589
Purchases at cost	19,965	-	-	19,965
Sales proceeds	(1,372,160)	-	-	(1,372,160)
Transfers out of Level 3	(52,694,383)	-	-	(52,694,383)	(a)
Balance as of September 30, 2019	$3,482,261	$825	$11	$3,483,097
Change in unrealized gains or losses relating to assets still held at the reporting date	$45,155	$-	$(394,775)	$(349,620)

(a) Transferred due to an increase in observable market data for these securities.

For further information regarding the security characteristics of the Fund, see the Schedule of Investments.

The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts presented herein.   As of September 30, 2019, these financial instruments are categorized as a Level 2 within the disclosure hierarchy.

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.70% plus the 3-month London Interbank Offered Rate on the amount outstanding. As of September 30, 2019, the Fund had outstanding borrowings of $180,000,000. For the nine months ended September 30, 2019, the Fund borrowed an average daily balance of $180,000,000 at a weighted average borrowing cost of 3.34%. As of September 30, 2019, the total value of the collateral was $251,512,055.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability. Interest payments made by the Fund to counterparties are recorded as a component of interest expense. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Confidential	10/25/2019 10:54 AM

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At September 30, 2019, the Fund had the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable For Reverse Repurchase Agreements

JPMorgan Chase	1.75%	09/05/19	Open(2)	$718,083	$719,065
JPMorgan Chase	2.25	12/26/18	Open(2)	791,512	805,314
JPMorgan Chase	2.25	09/05/19	Open(2)	11,105,907	11,125,112
JPMorgan Chase	2.50	02/07/19	Open(2)	1,158,685	1,179,485
JPMorgan Chase	2.50	04/04/19	Open(2)	807,393	818,433
JPMorgan Chase	2.50	05/02/19	Open(2)	1,545,242	1,563,066
RBC Capital Markets	2.68	09/05/19	12/05/19	7,688,000	7,702,862
RBC Capital Markets	2.70	08/21/19	11/21/19	6,049,000	6,067,611
RBC Capital Markets	2.71	09/20/19	12/20/19	11,256,000	11,265,306
RBC Capital Markets	2.72	08/16/19	11/15/19	9,149,000	9,180,779
RBC Capital Markets	2.73	08/13/19	11/13/19	3,981,000	3,995,769
RBC Capital Markets	2.86	07/05/19	10/04/19	4,628,000	4,660,389
RBC Capital Markets	2.90	08/21/19	11/21/19	4,205,000	4,218,895
Total				$63,082,822	$63,302,086

(1)	The average daily balance of reverse repurchase agreements outstanding for the Fund during the nine months ended September 30, 2019 was $78,490,933 at a weighted average daily interest rate of 3.10%.

(2)	A reverse repurchase agreement without a fixed maturity date.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
Corporate Credit	$ 16,126,822	$4,628,000	$42,328,000	$ -	$63,082,822
Total	$ 16,126,822	$4,628,000	$42,328,000	$ -	$63,082,822

Confidential	10/25/2019 10:54 AM